Oil and Gas Activities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure

The following table presents the capitalized costs under the successful efforts method for oil and gas properties as of:

	September 30, 2016	June 30, 2016
	(In thousands)
Unproved oil and gas properties:
United Kingdom	$31	$32

Total unproved oil and gas properties	$31	$32

Wells in progress:
United Kingdom	$335	$337

Total wells in progress	$335	$337

Costs incurred in oil and gas property acquisition, exploration, and development activities, whether capitalized or expensed, are summarized as follows:

	United States	Australia	United Kingdom	Total
	(In thousands)
Fiscal year ended June 30, 2016
Proved	$—	$—	$—	$—
Unproved	—	—	—	—
Exploration Costs	162	53	96	311
Development Costs	338	—	—	338

Total, including asset retirement obligation	$500	$53	$96	$649

Fiscal year ended June 30, 2015
Proved	$—	$—	$—	$—
Unproved	—	—	—	—
Exploration Costs	1,079	91	393	1,563
Development Costs	7,749	—	274	8,023

Total, including asset retirement obligation	$8,828	$91	$667	$9,586

Schedule of Capitalized Costs of Unproved Properties Excluded from Amortization

The net changes in capitalized costs that are currently not being depleted pending the determination of proved reserves can be summarized as follows:

	United States	Australia	United Kingdom	Total
	(In thousands)
Fiscal year ended June 30, 2016
Fiscal year beginning balance	$19,029	$—	$1,340	$20,369
Additions to capitalized costs	361	—	—	361
Assets sold or held for sale (1)(2)	(15,961)	—	(812)	(16,773)
Reclassified to producing properties	—	—	—	—
Charged to expense (3)	(3,429)	—	—	(3,429)
Exchange adjustment	—	—	(159)	(159)

Fiscal year closing balance	$—	$—	$369	$369

Fiscal year ended June 30, 2015
Fiscal year beginning balance	$19,955	$—	$1,890	$21,845
Additions to capitalized costs	8,047	—	274	8,321
Assets sold or held for sale	—	—	(680)	(680)
Reclassified to producing properties (4)	(8,973)	—	—	(8,973)
Charged to expense	—	—	(20)	(20)
Exchange adjustment	—	—	(124)	(124)

Fiscal year closing balance	$19,029	$—	$1,340	$20,369

(1)	On March 31, 2016, Magellan and One Stone entered into an Exchange Agreement that providing for, among other things, the transfer to the Company of 100% of the outstanding shares of Magellan Series A Preferred Stock in consideration for the assignment to and assumption by One Stone of 100% of the outstanding membership interests in Nautilus Poplar LLC. The transactions contemplated by the Exchange Agreement closed on August 1, 2016.
(2)	On June 10, 2016, Magellan entered into the Weald ATA for the sale of its interest in certain exploration licenses to UKOG. The transactions contemplated by the Weald ATA closed on August 11, 2016.
(3)	The Company reviewed the recoverability of the carrying values of its wells in progress to be transferred to One Stone in the Exchange, and as a result of this review recorded an impairment of $3.4 million to adjust the carrying value of wells in progress to their estimated fair values less costs to sell at June 30, 2016.
(4)	The Company reclassified the capitalized costs for two of the five CO2-enhanced oil recovery pilot wells from wells in progress to producing properties during the fourth quarter of fiscal 2015.